Investment and Mortgage-Backed Securities, Available for Sale	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Available for Sale
Investment and Mortgage-Backed Securities, Available For Sale

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$2,000,000	$—	$67,912	$1,932,088
Federal Farm Credit Bank ("FFCB") Securities	2,000,000	—	12,064	1,987,936
Federal National Mortgage Association ("FNMA") Bonds	997,564	6,767	—	1,004,331
Small Business Administration (“SBA”) Bonds	110,195,113	1,415,464	193,795	111,416,782
Tax Exempt Municipal Bonds	73,499,636	2,770,115	204,132	76,065,619
Mortgage-Backed Securities	180,197,347	3,281,116	681,251	182,797,212
Equity Securities	250,438	59,464	—	309,902
	$369,140,098	$7,532,926	$1,159,154	$375,513,870

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$13,317,462	$83,691	$154,492	$13,246,661
FFCB Securities	5,750,000	—	82,006	5,667,994
FNMA Bonds	996,822	7,559	—	1,004,381
SBA Bonds	106,637,400	1,796,943	307,649	108,126,694
Tax Exempt Municipal Bonds	59,960,960	2,579,543	45,080	62,495,423
Mortgage-Backed Securities	233,963,842	5,704,855	815,984	238,852,713
Equity Securities	250,438	56,236	—	306,674
	$420,876,924	$10,228,827	$1,405,211	$429,700,540

FHLB securities, FFCB securities, FNMA bonds, and FNMA and FHLMC mortgage-backed securities are issued by government-sponsored enterprises (“GSEs”).  GSEs are not backed by the full faith and credit of the United States government.  SBA bonds are backed by the full faith and credit of the United States government. Included in the tables above and below in mortgage-backed securities are Government National Mortgage Association ("GNMA") mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2015, the Bank held an amortized cost and fair value of $116.8 million and $118.5 million, respectively, in GNMA mortgage-backed securities, which are included in mortgage-backed securities in the tables above, compared to an amortized cost and fair value of $156.8 million and $160.6 million, respectively, at December 31, 2014. Also included in mortgage-backed securities in the tables above and below are four private label collateralized mortgage obligation ("CMO") securities purchased by the Bank during the year ended December 31, 2015. These securities are issued by non-governmental real estate mortgage investment conduits, which are not backed by the full faith and credit of the United States government.  At December 31, 2015 the Bank held both an amortized cost and fair value of $3.8 million in private label CMO mortgage-backed securities, which are included in mortgage-backed securities in the tables above. There were no private label mortgage-backed securities held at December 31, 2014.

(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

The amortized cost and fair value of investment and mortgage-backed securities available for sale at December 31, 2015 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties. Since mortgage-backed securities are not due at a single maturity date, they are disclosed separately, rather than allocated over the the maturity groupings below.

	Amortized Cost	Fair Value
Less Than One Year	$421,237	$420,631
One – Five Years	13,898,304	14,144,321
Five – Ten Years	57,135,325	58,129,443
After Ten Years	117,487,885	120,022,263
Mortgage-Backed Securities	180,197,347	182,797,212
	$369,140,098	$375,513,870

The amortized cost and fair value of investment and mortgage-backed securities available for sale pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $81.0 million and $83.2 million, respectively, at December 31, 2015 and $120.7 million and $124.4 million, respectively, at December 31, 2014.

The Bank received $71.6 million, $69.6 million and $62.8 million in gross proceeds from sales of available for sale securities during the years ended December 31, 2015, 2014 and 2013, respectively. As a result, the Bank recognized $2.0 million in gross gains and $72,000 in gross losses for the year ended December 31, 2015, $1.1 million in gross gains and $623,000 in gross losses for the year ended December 31, 2014, and $1.6 million in gross gains and $279,000 in gross losses for the year ended December 31, 2013.

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$—	$—	$1,932,088	$67,912	$1,932,088	$67,912
FFCB Securities	1,987,936	12,064	—	—	1,987,936	12,064
SBA Bonds	25,090,453	119,533	7,982,777	74,262	33,073,230	193,795
Tax Exempt Municipal Bonds	13,668,473	175,020	709,800	29,112	14,378,273	204,132
Mortgage-Backed Securities	63,273,417	648,862	1,706,086	32,389	64,979,503	681,251
	$104,020,279	$955,479	$12,330,751	$203,675	$116,351,030	$1,159,154

(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$994,818	$5,182	$3,850,690	$149,310	$4,845,508	$154,492
FFCB Securities	—	—	5,667,994	82,006	5,667,994	82,006
SBA Bonds	27,859,461	223,070	4,920,631	84,579	32,780,092	307,649
Tax Exempt Municipal Bonds	3,605,319	16,039	1,710,586	29,041	5,315,905	45,080
Mortgage-Backed Securities	34,840,832	208,242	30,899,075	607,742	65,739,907	815,984
	$67,300,430	$452,533	$47,048,976	$952,678	$114,349,406	$1,405,211

Securities classified as available-for-sale are recorded at fair market value.  At December 31, 2015, 17.6% of the unrealized losses, or nine individual securities, consisted of securities in a continuous loss position for 12 months or more.  At December 31, 2014, 67.8% of the unrealized losses, or 24 individual securities, consisted of securities in a continuous loss position for 12 months or more. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”). Factors considered in the review include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value.

If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or a portion may be recognized in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment.

There was no OTTI recognized during the years ended December 31, 2015, 2014 and 2013.
FHLB securities, FFCB securities, FNMA bonds, and FNMA and FHLMC mortgage-backed securities are issued by government-sponsored enterprises (“GSEs”).  GSEs are not backed by the full faith and credit of the United States government.  SBA bonds are backed by the full faith and credit of the United States government. Included in the tables above and below in mortgage-backed securities are Government National Mortgage Association ("GNMA") mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2015, the Bank held an amortized cost and fair value of $116.8 million and $118.5 million, respectively, in GNMA mortgage-backed securities, which are included in mortgage-backed securities in the tables above, compared to an amortized cost and fair value of $156.8 million and $160.6 million, respectively, at December 31, 2014. Also included in mortgage-backed securities in the tables above and below are four private label collateralized mortgage obligation ("CMO") securities purchased by the Bank during the year ended December 31, 2015. These securities are issued by non-governmental real estate mortgage investment conduits, which are not backed by the full faith and credit of the United States government.  At December 31, 2015 the Bank held both an amortized cost and fair value of $3.8 million in private label CMO mortgage-backed securities, which are included in mortgage-backed securities in the tables above. There were no private label mortgage-backed securities held at December 31, 2014.